Consolidated Balance Sheet (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Condensed consolidated balance sheets
Allowance for doubtfull accounts	$ 1,354	$ 1,293
Preferred stock - par value	$ 0.01	$ 0.01
Preferred stock - shares authorized	25,000,000	25,000,000
Preferred stock - shares issued	0	0
Common stock - par value	$ 0.01	$ 0.01
Common stock - shares authorized	100,000,000	100,000,000
Common stock - shares issued	48,196,870	47,709,420
Common stock - shares outstanding	46,229,231	46,709,420
Treasury stock - par value	$ 0.01	$ 0.01
Treasury stock, no of shares	1,967,639	1,000,000